DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income (expenses)	$ 225	$ 895
Financial income (expenses)	$ (894)	$ (207)